Credit Facilities (Details) - Schedule of long-term bank borrowings - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Bank Borrowings [Abstract]
Less than 1 year	$ 586,935	$ 269,009
1-2 years	253,352	179,339
Total	$ 840,287	$ 448,348